Thrivent Mutual Funds

625 Fourth Avenue South

Minneapolis, MN 55415

March 9, 2016

United States Securities and Exchange Commission

Division of Investment Management

100 F Street NE

Washington, DC 20549

RE: XBRL Supplement of Thrivent Mutual Funds (the “Registrant”)

Ladies and Gentlemen:

For filing is a supplement, in XBRL format, to the Registrant’s prospectus dated February 1 (as Supplemented on February 29, 2016). If you have any questions or comments regarding the foregoing, please contact me at (612) 844-4198. Thank you.

Very truly yours,

/s/ Michael W. Kremenak

Michael W. Kremenak

Secretary and Chief Legal Officer